Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

Note 5 – Inventories

Inventories consist of the following:

	December 31,	December 31,
	2020	2019
Raw materials
Harvested cannabis	$5,036	$5,780
Harvested trim	8,450	2,890
Total raw materials	13,486	8,670
Work-in-process
Processing	67,955	15,998
Finished goods
Consumables	10,403	8,668
Flower	14,231	3,661
Extracts	31,269	14,663
Total finished goods	55,903	26,992
Fair value adjustment to inventory related to biological assets	63,828	11,550
Transferred to assets held for sale	(3,181)	—
	$197,991	$63,210

d

During the years ended December 31, 2020 and 2019, the Company recognized cost of goods sold of $460,734 and $177,143, respectively, of which $311,148 and $102,386, respectively, was included in costs before the impact of biological assets adjustments for the amount of $149,586 and $74,757, respectively, of non-cash expense relating to the realized change in fair value of inventory sold.